SHARE OPTIONS - Summary of Stock Option Activity (Details) - 2008 Plan - Share options - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2020
Options granted
Balance at the beginning of the period (in shares)	4,423,900
Granted (in shares)	1,321,480	3,000,000
Exercised (in shares)	0
Forfeited (in shares)	(11,300)
Balance at the end of the period (in shares)	5,734,080
Weighted average exercise price per option
Balance at the beginning of the period (in dollars per share)	$ 0.38
Granted (in dollars per share)	0.32	$ 0.40
Exercised (in dollars per share)	0
Forfeited (in dollars per share)	2.65
Balance at the end of the period (in dollars per share)	$ 0.36